Deferred tax - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Deferred tax assets	£ 911	£ 682
Deferred tax liabilities	12,192	18,428
Net deferred tax liability	(11,281)	(17,746)	£ (15,851)
Net deferred tax assets	493
Undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	1,100	1,600
Tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Net deferred tax liability	373	210	£ 94
Net deferred tax assets	363
Excess of capital allowances over depreciation
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Net deferred tax assets	196
No expiry date
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Unused tax losses for which no deferred tax asset recognised	360	364
Unused tax credits for which no deferred tax asset recognised	80	80
Within next 20 years
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Unused tax losses for which no deferred tax asset recognised	285	429
Within next 10 years
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Deductible temporary differences for which no deferred tax asset is recognised	£ 25	£ 41
Profit growth rate
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Forecast
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Utilisation period	6 years